Management Risks - Maximum Exposure of Other financial assets Segregated by Business Sector (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 707,314,000,000	R$ 646,585,000,000
Other financial assets percentage	100.00%	100.00%
Natural resources [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 2,836,000,000	R$ 2,466,000,000
Other financial assets percentage	0.40%	0.40%
Public sector [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 328,293,000,000	R$ 249,745,000,000
Other financial assets percentage	46.40%	38.70%
Industry and commerce [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 11,299,000,000	R$ 10,435,000,000
Other financial assets percentage	1.60%	1.60%
Services [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 85,431,000,000	R$ 2,741,000,000
Other financial assets percentage	12.10%	0.40%
Other sectors [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 5,141,000,000	R$ 93,165,000,000
Other financial assets percentage	0.70%	14.40%
Individuals [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 554,000,000	R$ 290,000,000
Other financial assets percentage	0.10%	0.00%
Financial [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 273,760,000,000	R$ 287,743,000,000
Other financial assets percentage	38.70%	44.50%